Concentration of Credit Risk - Schedule of Revenue by Geography (Detail) - Customer Concentration Risk - Net Revenue	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
China
Concentration Risk [Line Items]
Concentration risk percentage	69.00%	60.00%	72.00%	62.00%		65.00%	68.00%
Other Asia
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	27.00%	12.00%	23.00%		21.00%	15.00%
North America
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	7.00%	11.00%	8.00%		8.00%	11.00%
Europe
Concentration Risk [Line Items]
Concentration risk percentage	5.00%	6.00%	5.00%	7.00%		6.00%	6.00%